GCAT 2024-INV1 Trust ABS-15G

Exhibit 99.2

Customer Loan ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status	Deal #
GCAT2024INV10001	4		Not Covered/Exempt		Credit		DTI Exceeds Guidelines	The AUS reflects a DTI of 26.17%. Due to the improper calculation of debts, the actual DTI is 44.66%. The lender did not include the primary housing payment into the DTI. Additional conditions may apply.	Please see the attached 1008, including the total Primary Housing Payment $2098.81, This is calculated as part of the DTI. DTI is 26% and is correct	01/30/2020- Appraisal includes form 1007. Audit corrected NRI. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75.00%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves		Y		3	1	C	A	C	A	C	A	C	A	C	A	Cleared	0446-160